UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: March 31

Date of reporting period: September 30, 2010

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

September 30, 2010

Semi-Annual Report

Legg Mason

Western Asset

Intermediate-Term

Municipals Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

II	Legg Mason Western Asset Intermediate-Term Municipals Fund

Fund objective

The Fund seeks to provide as high a level of income exempt from regular federal income tax* as is consistent with prudent investing.

*	A portion of the income may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Letter from the chairman

Dear Shareholder,

We are pleased to provide the semi-annual report of Legg Mason Western Asset Intermediate-Term Municipals Fund for the six-month reporting period ended September 30, 2010. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

October 29, 2010

Legg Mason Western Asset Intermediate-Term Municipals Fund	III

Investment commentary

Economic review

While the U.S. economy continued to expand over the six months ended September 30, 2010, overall growth moderated as the period progressed and unemployment remained elevated. The Federal Reserve Board (“Fed”)i expressed concerns regarding the direction of the economy and indicated that it was prepared to take additional actions if necessary to spur growth. This, in turn, caused investor sentiment to improve and had significant implications for the financial markets.

In September 2010, the National Bureau of Economic Research (“NBER”), the organization charged with determining when recessions start and end, announced that the downturn that began in December 2007 had concluded in June 2009. However, the NBER said, “In determining that a trough occurred in June 2009, the committee did not conclude that economic conditions since that month have been favorable or that the economy has returned to operating at normal capacity.” The NBER’s point is well-taken given continued areas of weakness in the U.S. economy.

Although the U.S. Department of Commerce continued to report positive U.S. gross domestic product (“GDP”)ii growth, the expansion has moderated since peaking at 5.0% in the fourth quarter of 2009. A slower drawdown in business inventories and renewed consumer spending were contributing factors spurring the economy’s solid growth at the end of 2009. However, the economy has grown at a more modest pace thus far in 2010. According to the Commerce Department, GDP growth was 3.7% and 1.7% during the first and second quarters of 2010, respectively. Its first estimate for third quarter GDP growth was 2.0%.

Turning to the job market, after experiencing sharp job losses in 2009, the U.S. Department of Labor reported that over one million new positions were added during the first five months of 2010. Included in that number, however, were 700,000 temporary government jobs tied to the 2010 Census. From June through September, more than 525,000 of these temporary positions were eliminated. This more than offset private sector growth and resulted in a net loss of 175,000, 66,000, 57,000 and 95,000 jobs in June, July, August and September, respectively. The unemployment rate ended the period at an elevated 9.6%.

There was mixed news in the housing market during the period. According to the National Association of Realtors, existing home sales increased 7.0% and

8.0% in March and April, respectively, after sales had fallen for the period from December 2009 through February 2010. The rebound was largely attributed to people rushing to take advantage of the government’s $8,000 tax credit for first-time home buyers that expired at the end of April. However, with the end of the tax credit, existing home sales then declined from May through July. After a steep 27.0% decline in sales in July, sales then rose 7.3% and 10.0% in August and September, respectively. In addition, the inventory of unsold homes was a 10.7 month supply in September at the current sales level, versus a 12.0 month supply in August. Looking at home prices, the S&P/Case-Shiller Home Price Indexiii indicated that, after four straight increases, month-to-month U.S. home prices fell 0.2% in August.

One overall bright spot for the economy has been the manufacturing sector. Based on the Institute for Supply Management’s PMIiv, the manufacturing sector has grown fourteen consecutive months since it began expanding in August 2009. After reaching a six-year peak of 60.4 in April 2010, PMI data indicated somewhat more modest growth from May through July (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). However, the manufacturing sector then expanded at a faster pace in August, as its 56.3 reading during the month was better than July’s 55.5. While PMI dipped back to 54.4 in September, thirteen of the eighteen industries tracked by the Institute for Supply Management grew during the month, whereas only eleven industries expanded in August.

Financial market overview

As the reporting period began, the financial markets were largely characterized by healthy investor risk appetite and solid results by the fixed-income spread sectors (non-Treasuries). However, the market experienced a sharp sell-off in late April and in May, during which risk aversion returned and investors flocked to the relative safety of U.S. Treasury securities. Demand for riskier assets then resumed in June and July, before another “flight to quality” occurred in August. This proved to be a temporary situation, however, as risk appetite returned in September.

Due to signs that economic growth was slowing toward the end of the reporting period, the Fed took further actions to spur the economy. At its August 10th meeting, the Fed announced that it would begin to use the proceeds from expiring agency debt and agency mortgage-backed securities to purchase longer-dated Treasury securities. This

IV	Legg Mason Western Asset Intermediate-Term Municipals Fund

Investment commentary (cont’d)

led to speculation that the Fed may again move to purchase large amounts of agency and Treasury securities in an attempt to avoid a double-dip recession and ward off deflation.

In addition, the Fed remained cautious throughout the reporting period given pockets of weakness in the economy. At its meeting in September 2010, the Fed said that “the pace of recovery in output and employment has slowed in recent months. . . . The Committee will maintain the target range for the federal funds ratev at 0 to 1/4 percent and continues to anticipate that economic conditions, including low rates of resource utilization, subdued inflation trends, and stable inflation expectations, are likely to warrant exceptionally low levels of the federal funds rate for an extended period.”

Fixed-income market review

Continuing the trend that began in the second quarter of 2009, the reporting period began with nearly every spread sector outperforming equal-durationvi Treasuries. Over this time, investor confidence was high given encouraging economic data, continued low interest rates, benign inflation and rebounding corporate profits. However, robust investor appetite was replaced with heightened risk aversion toward the end of April and during the month of May. This was due to the escalating sovereign debt crisis in Europe, uncertainties regarding new financial reforms in the U.S. and some worse-than-expected economic data. Most spread sectors then produced positive absolute returns in June and July, as investor demand for these securities again increased. There was another bout of risk aversion in August, given fears that the economy may slip back into a recession. However, with the Fed indicating the possibility of another round of quantitative easing, most spread sectors rallied in September.

Both short- and long-term U.S. Treasury yields fluctuated during the period, but generally moved lower. When the period began, two- and ten-year Treasury yields were 1.02% and 3.84%, respectively. On April 5, 2010, two- and ten-year Treasury yields peaked at 1.18% and 4.01%, respectively. Subsequent to hitting their highs for the period, yields largely declined during the remainder of the reporting period. When the period ended on September 30, 2010, two- and ten-year Treasury yields were 0.42% and 2.53%, respectively — near their lows for the reporting period.

The municipal bond market lagged its taxable bond counterpart over the six months ended September 30, 2010. Over that period, the Barclays Capital Municipal Bond Indexvii and the Barclays Capital U.S. Aggregate Indexviii returned 5.51% and 6.05%, respectively. Despite falling tax receipts and budgetary challenges, the municipal market generated solid results due to strong demand from investors seeking tax-free income. The decline in new issuance of tax-free bonds also fed the market’s demand.

Performance review

For the six months ended September 30, 2010, Class A shares of Legg Mason Western Asset Intermediate-Term Municipals Fund, excluding sales charges, returned 3.89%. The Fund’s unmanaged benchmark, the Barclays Capital 1-15 Year Municipal Bond Indexix, returned 4.78% for the same period. The Lipper Intermediate Municipal Debt Funds Category Average1 returned 4.77% over the same time frame.

Certain investors may be subject to the federal alternative minimum tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Performance Snapshot as of September 30, 2010
(excluding sales charges) (unaudited)	6 months
Legg Mason Western Asset Intermediate-Term Municipals Fund:
Class A	3.89%
Class C	3.58%
Class I	3.96%
Barclays Capital 1-15 Year Municipal Bond Index	4.78%
Lipper Intermediate Municipal Debt Funds Category Average	4.77%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended September 30, 2010, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 160 funds in the Fund’s Lipper category, and excluding sales charges.

Legg Mason Western Asset Intermediate-Term Municipals Fund	V

The 30-Day SEC Yields for the period ended September 30, 2010 for Class A, C and I shares were 3.47%, 2.95% and 3.71%, respectively. The 30-Day SEC Yield is the average annualized net investment income per share for the 30-day period indicated and is subject to change.

Total Annual Operating Expenses (unaudited)

As of the Fund’s most current prospectus dated July 29, 2010, the gross total operating expense ratios for Class A, Class C and Class I shares were 0.70%, 1.31% and 0.54%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

October 29, 2010

RISKS: The Fund’s investments are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Lower-rated, high-yielding bonds are subject to greater credit risk, including the risk of default, than higher-rated obligations. Please see the Fund’s prospectus for more information on these and other risks.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

ii	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

iii

The S&P/Case-Shiller Home Price Index measures the residential housing market, tracking changes in the value of the residential real estate market in twenty metropolitan regions across the United States.

iv

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

[v]

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

vi

Duration is the measure of the price sensitivity of a fixed-income security to an interest rate change of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

vii	The Barclays Capital Municipal Bond Index is a market value weighted index of investment grade municipal bonds with maturities of one year or more.

viii

The Barclays Capital U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

ix	The Barclays Capital 1–15 Year Municipal Bond Index is a market value weighted index of investment grade (Baa3/BBB- or higher) fixed-rate municipal bonds with maturities of one to fifteen years.

Legg Mason Western Asset Intermediate-Term Municipals Fund 2010 Semi-Annual Report	1

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of September 30, 2010 and March 31, 2010, and does not include derivatives, such as futures contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

2	Legg Mason Western Asset Intermediate-Term Municipals Fund 2010 Semi-Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on April 1, 2010 and held for the six months ended September 30, 2010.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charges[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	3.89%	$1,000.00	$1,038.90	0.71%	$3.63	Class A	5.00%	$1,000.00	$1,021.51	0.71%	$3.60
Class C	3.58	1,000.00	1,035.80	1.30	6.63	Class C	5.00	1,000.00	1,018.55	1.30	6.58
Class I	3.96	1,000.00	1,039.60	0.56	2.86	Class I	5.00	1,000.00	1,022.26	0.56	2.84

[1]	For the six months ended September 30, 2010.

[2]

Assumes the reinvestment of all distributions at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 365.

Legg Mason Western Asset Intermediate-Term Municipals Fund 2010 Semi-Annual Report	3

Schedule of investments (unaudited)

September 30, 2010

Legg Mason Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 97.0%
Alabama — 0.4%
Clarke & Mobile County, AL, Gas District, Gas Revenue, AMBAC	5.250%	1/1/24	$1,935,000	$1,991,947
Jefferson County, AL, Sewer Revenue, Refunding	5.250%	2/1/16	7,000,000	6,869,100
Marshall County, AL, Health Care Authority Revenue	6.250%	1/1/22	1,000,000	1,030,240
Saraland, AL, GO, NATL	5.250%	1/1/14	1,000,000	1,021,870	(a)
Total Alabama				10,913,157
Alaska — 0.0%
Alaska Industrial Development & Export Authority Revenue, Williams Lynxs Alaska Cargo Port LLC	8.000%	5/1/23	1,000,000	955,070	(b)
Arizona — 1.6%
Arizona State University, Revenue Bonds, FGIC	5.500%	7/1/21	1,000,000	1,087,730	(a)
Maricopa County, AZ, Hospital Revenue, St. Lukes Medical Center	10.250%	2/1/11	55,000	56,720	(c)
Phoenix, AZ, Civic Improvement Corp. Airport Revenue	5.000%	7/1/28	10,000,000	10,782,700
Phoenix, AZ, Civic Improvement Corp. Airport Revenue	5.000%	7/1/29	10,000,000	10,724,400
Salt Verde, AZ, Financial Corp. Senior Gas Revenue	5.250%	12/1/26	18,240,000	18,780,998
Total Arizona				41,432,548
Arkansas — 0.0%
Warren County, AR, Solid Waste Disposal Revenue, Potlatch Corp. Project	7.000%	4/1/12	1,000,000	1,017,870	(b)
California — 14.8%
California Health Facilities Financing Authority Revenue, Stanford Hospital	5.000%	11/15/25	27,465,000	29,817,329
California Housing Finance Agency Revenue	5.200%	8/1/28	5,000,000	5,075,650
California State Economic Recovery	5.000%	7/1/16	6,000,000	6,191,580
California State Economic Recovery, GO	5.000%	7/1/20	35,000,000	40,989,900
California State Public Works Board, Lease Revenue, Department of Corrections	5.250%	9/1/16	4,245,000	4,256,334
California Statewide CDA Revenue:
John Muir Health	5.000%	7/1/29	6,660,000	6,889,770
Kaiser Permanente	5.000%	4/1/19	20,000,000	22,594,000
St. Joseph Health System, NATL	5.125%	7/1/24	4,000,000	4,236,640
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.250%	11/15/23	3,975,000	4,143,421
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.000%	11/15/24	17,830,000	18,209,957
Los Angeles, CA, Convention & Exhibition Center Authority, Lease Revenue	5.125%	8/15/22	8,000,000	8,892,160
Los Angeles, CA, COP, Hollywood Presbyterian Medical Center, INDLC	9.625%	7/1/13	165,000	189,349	(c)
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport	5.000%	5/15/28	10,000,000	10,949,800
Los Angeles International Airport	5.000%	5/15/30	14,590,000	15,756,179
M-S-R Energy Authority, CA, Gas Revenue	6.125%	11/1/29	38,385,000	42,745,536
Modesto, CA, Irrigation District Financing Authority, Electric System Revenue	5.000%	10/1/27	10,000,000	10,538,600
Northern, CA, Power Agency Revenue	5.000%	7/1/21	1,575,000	1,747,715
Northern, CA, Power Agency Revenue:
Lodi Energy Center	5.000%	6/1/19	2,000,000	2,246,080
Lodi Energy Center	5.000%	6/1/20	2,000,000	2,238,700
Lodi Energy Center	5.000%	6/1/25	15,805,000	16,968,090
Palomar, CA, Pomerado Health Care District, COP	6.625%	11/1/29	10,000,000	11,050,200
Sacramento County, CA, Airport System Revenue	5.000%	7/1/30	3,615,000	3,817,332

See Notes to Financial Statements.

4	Legg Mason Western Asset Intermediate-Term Municipals Fund 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

September 30, 2010

Legg Mason Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
California — continued
Sacramento, CA, Cogeneration Authority Project Revenue:
Procter & Gamble Project	5.000%	7/1/18	$800,000	$919,264
Procter & Gamble Project	5.000%	7/1/19	900,000	1,033,695
Procter & Gamble Project	5.250%	7/1/20	1,250,000	1,459,488
Procter & Gamble Project	5.250%	7/1/21	1,000,000	1,172,110
San Bernardino County, CA, COP:
Arrowhead Project	5.500%	8/1/21	11,855,000	12,999,007
Arrowhead Project	5.000%	8/1/22	8,755,000	9,141,621
Arrowhead Project	5.125%	8/1/24	10,000,000	10,457,700
San Diego County, CA, Regional Airport Authority Revenue	5.000%	7/1/26	3,305,000	3,611,043	(d)
San Francisco, CA, City & County Airports Commission, International Airport Revenue	6.750%	5/1/11	5,000,000	5,147,750	(b)(e)
San Francisco, CA, City & County Airports Commission, International Airport Revenue	4.900%	5/1/29	50,000,000	52,232,500
San Leandro, CA, Hospital Revenue, Vesper Memorial Hospital	11.500%	5/1/11	50,000	53,123	(c)
Santa Rosa, CA, Hospital Revenue, Santa Rosa Hospital Memorial Project	10.300%	3/1/11	180,000	187,288	(c)
Southern California Public Power Authority:
Project Number 1	5.250%	11/1/26	2,000,000	2,059,180
Project Number 1	5.250%	11/1/27	9,550,000	9,788,463
Southern California Public Power Authority Revenue, Windy Point Flats Project-1	5.000%	7/1/25	7,250,000	8,288,562
Truckee-Donner Recreation & Park District, CA, COP, Community Center Project, AMBAC	5.000%	9/1/29	3,830,000	3,965,429
Total California				392,060,545
Colorado — 2.1%
Colorado Educational & Cultural Facilities Authority Revenue, Charter School, Bromley East Project	7.000%	9/15/20	1,025,000	1,087,997	(a)
Colorado Health Facilities Authority Revenue:
Sisters of Charity Leavenworth Health System Inc.	5.250%	1/1/25	12,735,000	13,851,095
Sisters of Charity Leavenworth Health System Inc.	5.000%	1/1/30	16,000,000	16,882,880
Denver, CO, City & County Wastewater Revenue, FGIC	5.250%	11/1/14	1,480,000	1,617,966
Longmont, CO, Sales & Use Tax Revenue	5.750%	11/15/19	2,200,000	2,213,178	(a)
Northwest Parkway Public Highway Authority	5.500%	6/15/16	2,500,000	2,633,250	(a)
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.125%	11/15/23	8,210,000	9,250,371
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.250%	11/15/28	8,000,000	8,997,440
Total Colorado				56,534,177
Connecticut — 0.5%
Connecticut State	5.375%	11/15/19	5,000,000	5,513,450	(a)
Connecticut State Special Obligation Parking Revenue, Bradley International Airport, ACA	6.375%	7/1/12	2,000,000	2,021,620	(b)
Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure, AGM	5.375%	7/1/16	2,000,000	2,169,320	(a)
Connecticut State, HEFA Revenue, Ascension Health Credit	3.500%	2/1/12	2,900,000	2,972,094	(e)
Total Connecticut				12,676,484
Delaware — 0.0%
Delaware State, GO	5.000%	1/1/13	769,000	812,864	(a)
Delaware State, GO	5.000%	1/1/13	456,000	481,248
Total Delaware				1,294,112

See Notes to Financial Statements.

Legg Mason Western Asset Intermediate-Term Municipals Fund 2010 Semi-Annual Report	5

Legg Mason Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
District of Columbia — 0.0%
Metropolitan Washington, DC, Airports Authority, VA General Airport Revenue, Refunding, FGIC	5.250%	10/1/12	$1,000,000	$1,005,000	(b)
Florida — 8.8%
Broward County, FL, Airport System Revenue	5.000%	10/1/24	3,000,000	3,212,940
Broward County, FL, Airport System Revenue	5.375%	10/1/29	12,000,000	12,999,840
Citizens Property Insurance Corp., FL	5.000%	6/1/16	25,000,000	26,815,000
Citizens Property Insurance Corp., FL	5.375%	6/1/16	20,000,000	21,940,400
Citizens Property Insurance Corp., FL	5.250%	6/1/17	5,000,000	5,376,900
Citizens Property Insurance Corp., FL, Senior Secured High Risk Notes	5.000%	6/1/12	4,500,000	4,714,875
Florida Municipal Loan Council Revenue:
NATL	5.250%	11/1/13	1,790,000	1,883,671
NATL	5.250%	11/1/16	3,175,000	3,303,175
Florida State Municipal Power Agency Revenue	5.000%	10/1/28	10,400,000	11,017,552
Hillsborough County, FL, EFA Revenue, Refunding, University of Tampa Project, Radian	5.750%	4/1/18	1,525,000	1,534,257
Hillsborough County, FL, School District Sales Tax Revenue, AMBAC	5.375%	10/1/15	3,500,000	3,670,975	(a)
Jacksonville Beach, FL, Utility Revenue	7.900%	10/1/14	1,255,000	1,360,897	(c)
Killarney Community Development District Special Assessment Revenue	5.125%	5/1/09	429,655	214,827	(f)
Lee County, FL, Airport Revenue:
Assured Guaranty	5.000%	10/1/21	12,245,000	12,819,535	(b)
Assured Guaranty	5.000%	10/1/22	8,000,000	8,318,640	(b)
Miami-Dade County, FL, Aviation Revenue:
Miami International Airport	5.500%	10/1/27	3,000,000	3,168,540	(b)
Miami International Airport	5.000%	10/1/29	5,000,000	5,203,400
Miami-Dade County, FL, Expressway Authority Toll System Revenue, Assured Guaranty	3.000%	7/1/16	1,205,000	1,237,643
Miami-Dade County, FL, School Board, COP	5.000%	2/1/24	8,000,000	8,714,800
Orange County, FL, Health Facilities Authority Revenue:
Hospital Adventist Health Systems	6.250%	11/15/24	2,000,000	2,228,600	(a)
Orlando Health Inc.	5.250%	10/1/21	6,935,000	7,358,174
Orlando Health Inc.	5.250%	10/1/22	7,095,000	7,490,191
Orlando Health Inc.	5.125%	10/1/26	4,050,000	4,148,131
Orange County, FL, Tourist Development Tax Revenue	5.000%	10/1/23	40,750,000	46,039,350
Orange County, FL, Tourist Development Tax Revenue	5.000%	10/1/24	10,000,000	11,292,700
Orlando, FL, Utilities Commission Water & Electric Revenue	5.250%	10/1/13	1,470,000	1,541,501	(a)
Palm Beach County, FL, Solid Waste Authority Revenue	5.000%	10/1/24	3,500,000	3,977,050
Palm Beach County, FL, Solid Waste Authority Revenue	5.000%	10/1/25	3,350,000	3,759,370
Palm Beach County, FL, Solid Waste Authority Revenue	5.000%	10/1/27	1,155,000	1,281,045
Seminole County, FL, Water & Sewer Revenue, Refunding & Improvement, NATL	6.000%	10/1/12	685,000	711,640
South Broward, FL, Hospital District Revenue	5.000%	5/1/28	5,920,000	6,173,554
Sterling Hill, FL, Community Development District	5.500%	11/1/10	635,000	507,994	(f)
Tamarac, FL, Water & Sewer Utilities Revenue, AMBAC	9.250%	10/1/10	40,000	40,000	(c)
Total Florida				234,057,167

See Notes to Financial Statements.

6	Legg Mason Western Asset Intermediate-Term Municipals Fund 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

September 30, 2010

Legg Mason Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Georgia — 3.2%
Atlanta & Fulton County, GA, Recreational Authority Revenue:
Zoo	5.000%	12/1/19	$1,770,000	$2,011,021
Zoo	5.000%	12/1/20	1,860,000	2,105,557
Atlanta, GA, Water & Wastewater Revenue	6.000%	11/1/23	5,465,000	6,514,280
Atlanta, GA, Water & Wastewater Revenue	6.000%	11/1/24	15,885,000	18,772,416
Burke County, GA, Development Authority, PCR, Oglethorpe Power Corp.	7.000%	1/1/23	5,000,000	5,975,950
DeKalb Private Hospital Authority Revenue, GA, Anticipation CTFS, Children’s Health Care of Atlanta Inc.	5.000%	11/15/29	19,000,000	20,184,460
DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project	6.000%	7/1/29	6,000,000	6,796,800
Georgia State Higher EFA Revenue, USG Real Estate Foundation II LLC Project	5.375%	6/15/29	3,000,000	3,295,620
Main Street Natural Gas Inc., GA, Gas Project Revenue	5.000%	3/15/11	2,500,000	2,542,300
Main Street Natural Gas Inc., GA, Gas Project Revenue	5.000%	3/15/18	5,000,000	5,292,650
Main Street Natural Gas Inc., GA, Gas Project Revenue	5.000%	3/15/21	7,110,000	7,301,970
Milledgeville & Baldwin County, GA, Development Authority Revenue, Georgia College & State University Foundation	5.500%	9/1/24	1,000,000	1,188,350	(a)(g)
Public Gas Partners Inc., GA, Project Revenue	5.000%	10/1/11	1,250,000	1,296,050
Savannah, GA, Downtown Authority Revenue, Refunding, Chatham County Projects, NATL	5.000%	1/1/19	660,000	730,607
Total Georgia				84,008,031
Hawaii — 1.8%
Hawaii State:
FGIC	5.375%	8/1/15	2,895,000	3,009,642
FGIC	5.375%	8/1/15	1,105,000	1,150,824	(a)
Hawaii State Airports System Revenue	5.250%	7/1/29	18,240,000	20,047,584
Hawaii State Airports System Revenue	5.250%	7/1/30	20,000,000	21,830,200
Hawaii State, GO, Unrefunded Balance, NATL	5.000%	5/1/16	615,000	690,731
Total Hawaii				46,728,981
Illinois — 2.6%
Chicago, IL:
Metropolitan Water Reclamation District Greater Chicago, Capital Improvement	5.500%	12/1/14	2,000,000	2,235,740	(a)
O’Hare International Airport Revenue	5.250%	1/1/19	5,625,000	6,188,625	(b)
O’Hare International Airport Second Lien Passenger Facility, AMBAC	5.500%	1/1/16	1,500,000	1,530,480
Chicago, IL, GO	5.375%	1/1/16	120,000	129,961
Cicero, IL, NATL	5.625%	12/1/16	2,415,000	2,637,470
Cook County, IL, GO	5.250%	11/15/22	10,000,000	11,627,200
Cook County, IL, GO	5.250%	11/15/23	9,980,000	11,529,695
Glendale Heights, IL, Hospital Revenue, Refunding Glendale Heights Project	7.100%	12/1/15	3,320,000	3,715,976	(c)
Illinois Finance Authority Revenue:
AGM	5.250%	1/1/22	2,000,000	2,166,460
Edward Hospital, AMBAC	6.000%	2/1/28	1,000,000	1,064,390
Memorial Health System	5.250%	4/1/29	11,000,000	11,241,670
Rush University Medical Center	6.375%	11/1/29	3,000,000	3,286,800
Illinois Finance Authority, National Rural Utilities Cooperative Finance Corp., Gtd. Solid Waste Disposal Revenue, Prairie Power Inc.	3.000%	5/6/14	3,000,000	3,045,930	(e)

See Notes to Financial Statements.

Legg Mason Western Asset Intermediate-Term Municipals Fund 2010 Semi-Annual Report	7

Legg Mason Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Illinois Health Facilities Authority Revenue:
Methodist Medical Center of Illinois Project	9.000%	10/1/10	$100,000	$100,000	(c)
Passavant Memorial Area Hospital	6.250%	10/1/17	1,140,000	1,151,400	(a)
Illinois State, GO, First Series	5.375%	7/1/19	5,000,000	5,264,800
Kane County, IL, GO, FGIC	5.500%	1/1/15	2,440,000	2,494,534
Total Illinois				69,411,131
Indiana — 2.4%
Indiana Health Facility Financing Authority Revenue, Ascension Health Credit	3.750%	2/1/12	5,000,000	5,165,350	(e)
Indiana Municipal Power Agency, Power Supply Systems Revenue	5.375%	1/1/25	4,000,000	4,502,080
Indiana Municipal Power Agency, Power Supply Systems Revenue	5.500%	1/1/26	5,480,000	6,187,139
Indiana Municipal Power Agency, Power Supply Systems Revenue	5.500%	1/1/27	3,460,000	3,885,546
Indiana State Toll Road Commission, Toll Road Revenue	9.000%	1/1/15	3,920,000	4,626,227	(c)
Indianapolis Local Public Improvement Bond Bank, Waterworks Project	5.500%	7/1/19	3,000,000	3,260,460	(a)
Indianapolis, IN, Thermal Energy System, Multi-Mode	5.000%	10/1/23	19,625,000	21,820,056	(h)
Jasper County, IN, PCR:
Northern Indiana Public Service, AMBAC	5.700%	7/1/17	5,000,000	5,566,100
Northern Indiana Public Service, NATL	5.850%	4/1/19	3,000,000	3,400,770
Lawrence Township, IN, Metropolitan School District, First Mortgage, IBC, NATL	6.750%	7/5/13	1,000,000	1,103,480
Mishawaka, IN, School Building Corp., First Mortgage, AMBAC	5.500%	7/15/18	1,075,000	1,118,215	(a)
North Manchester, IN, Industrial Revenue, Peabody Retirement Community Project	7.125%	7/1/22	2,000,000	700,000	(f)
Whiting, IN, Environmental Facilities Revenue, BP Products North America Inc.	2.800%	6/2/14	2,250,000	2,274,998	(e)
Total Indiana				63,610,421
Iowa — 1.0%
Iowa Finance Authority Health Care Facilities Revenue:
Genesis Health Systems	5.000%	7/1/18	2,775,000	3,043,093
Genesis Health Systems	5.000%	7/1/19	4,075,000	4,448,188
Genesis Health Systems	5.000%	7/1/20	2,500,000	2,712,475
Genesis Health Systems	5.000%	7/1/21	4,170,000	4,478,997
Iowa Finance Authority Health Facilities Revenue:
Central Iowa Health System, Assured Guaranty	5.000%	2/15/17	1,600,000	1,811,712
Central Iowa Health System, Assured Guaranty	5.000%	2/15/18	1,350,000	1,531,872
Central Iowa Health System, Assured Guaranty	5.000%	2/15/19	1,000,000	1,134,230
Iowa Health System, Assured Guaranty	5.000%	8/15/17	1,000,000	1,141,790
Iowa Health System, Assured Guaranty	5.000%	8/15/18	1,350,000	1,542,861
Iowa Health System, Assured Guaranty	5.000%	8/15/19	1,150,000	1,312,380
Muscatine, IA, Electric Revenue	9.700%	1/1/13	1,890,000	2,098,883	(c)
Total Iowa				25,256,481
Kansas — 0.3%
Burlington, KS, Environmental Improvement Revenue, Kansas City Power & Light	5.250%	4/1/13	5,000,000	5,387,550	(e)
Kansas State Development Finance Authority Revenue, Sisters Leavenworth	5.250%	1/1/25	3,000,000	3,284,670
Total Kansas				8,672,220

See Notes to Financial Statements.

8	Legg Mason Western Asset Intermediate-Term Municipals Fund 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

September 30, 2010

Legg Mason Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Kentucky — 1.1%
Kentucky Economic Development Finance Authority, Hospital Facilities Revenue:
Owensboro Medical Health System Inc.	5.250%	6/1/23	$1,835,000	$1,937,283
Owensboro Medical Health System Inc.	6.000%	6/1/30	14,570,000	15,615,252
Louisville & Jefferson County, KY, Metro Government Health Facilities Revenue, Jewish Hospital, St. Marys Healthcare	6.000%	2/1/22	10,000,000	10,362,200
Total Kentucky				27,914,735
Louisiana — 0.4%
East Baton Rouge, LA, Parish Park & Recreation District, GO, AGM	5.000%	5/1/20	500,000	543,085
Louisiana Local Government Environmental Facilities and CDA Revenue, AMBAC, Parking Facilities Corp. Garage Project	5.625%	10/1/17	1,480,000	1,495,496
Louisiana Public Facilities Authority Hospital Revenue, Southern Baptist Hospital Inc. Project, Aetna	8.000%	5/15/12	130,000	131,547	(c)
Louisiana State Citizens Property Insurance Corp., Assessment Revenue	5.625%	6/1/21	1,830,000	2,077,251
Louisiana State Citizens Property Insurance Corp., Assessment Revenue	5.875%	6/1/23	4,435,000	5,047,385
Louisiana State University & Agricultural & Mechanical College Board, Refunding, Auxiliary, AGM	5.250%	7/1/13	1,000,000	1,110,210
New Orleans, LA, GO, Refunding, FGIC	5.500%	12/1/10	1,000,000	1,005,560
Total Louisiana				11,410,534
Maine — 0.2%
Maine State Housing Authority Mortgage Revenue	5.000%	11/15/29	4,000,000	4,145,080
Maryland — 1.3%
Anne Arundel County, MD, GO	5.375%	3/1/14	3,000,000	3,209,850	(a)
Anne Arundel County, MD, GO, Consolidated Solid Waste Projects	5.300%	2/1/17	450,000	451,121	(b)
Frederick County, MD, GO, Public Facilities	5.000%	12/1/15	1,000,000	1,017,460	(a)
Maryland State Economic Development Corp., EDR:
Term Project	5.375%	6/1/25	5,055,000	5,245,472
Transportation Facilities Project	5.125%	6/1/20	5,000,000	5,135,750
Transportation Facilities Project	5.375%	6/1/25	7,500,000	7,782,600
Maryland State Health & Higher EFA Revenue:
Anne Arundel Health System Inc.	5.000%	7/1/28	2,000,000	2,099,480
Carroll County General Hospital	5.125%	7/1/14	400,000	422,324
Carroll County General Hospital	6.000%	7/1/21	535,000	559,583
Johns Hopkins Hospital	5.000%	5/15/11	1,000,000	1,025,300
Refunding, Kennedy Krieger Issue	5.125%	7/1/22	1,000,000	999,970
Refunding, Medstar Health	5.750%	8/15/14	500,000	570,125
University of Maryland Medical System	6.000%	7/1/22	1,000,000	1,094,550	(a)
Washington County Hospital	6.000%	1/1/28	4,000,000	4,222,680
Maryland State Transportation Authority Parking Revenue, Baltimore, Washington International Airport, AMBAC	5.250%	3/1/12	1,000,000	1,047,940	(b)
Total Maryland				34,884,205
Massachusetts — 1.8%
Massachusetts State DFA Revenue:
Boston University	5.000%	10/1/29	15,000,000	16,158,450
First Mortgage, Edgecombe Project	6.000%	7/1/11	135,000	138,402
Massachusetts State GAN	5.750%	6/15/15	2,000,000	2,020,600

See Notes to Financial Statements.

Legg Mason Western Asset Intermediate-Term Municipals Fund 2010 Semi-Annual Report	9

Legg Mason Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Massachusetts — continued
Massachusetts State HEFA Revenue:
Cape Cod Healthcare Obligation Inc., AGM	6.000%	11/15/28	$1,500,000	$1,686,870
Caregroup Inc.	5.375%	7/1/23	3,500,000	3,716,825
Caregroup Inc.	5.375%	7/1/24	5,500,000	5,803,820
Caregroup Inc.	5.375%	7/1/25	3,570,000	3,748,179
Caritas Christi Obligation	6.500%	7/1/12	1,035,000	1,045,339
Caritas Christi Obligation	6.750%	7/1/16	3,000,000	3,142,260
UMass Memorial Health Care Inc.	5.000%	7/1/20	2,500,000	2,791,775
Umass Memorial Medical Center Inc.	5.000%	7/1/19	1,500,000	1,682,460
University of Massachusetts	5.500%	10/1/18	1,300,000	1,429,025	(a)
Massachusetts State Port Authority Revenue	13.000%	7/1/13	750,000	912,765	(c)
Pittsfield, MA, GO, NATL	5.500%	4/15/17	2,000,000	2,174,100	(a)
Total Massachusetts				46,450,870
Michigan — 4.3%
Allen Academy COP	7.000%	6/1/15	800,000	837,984
Carman-Ainsworth, MI, Community School District, GO, FGIC	5.500%	5/1/19	1,000,000	1,076,060	(a)
Chippewa Valley, MI, Schools Administration Building, Q-SBLF	5.500%	5/1/18	1,775,000	1,914,391	(a)
Detroit, MI, GO:
District State Aid	5.250%	11/1/24	5,000,000	5,363,700
District State Aid	5.000%	11/1/30	22,500,000	23,383,800
Detroit, MI, Water Supply System Revenue, NATL	5.000%	7/1/26	1,000,000	1,023,290
Michigan State Building Authority Revenue:
Facilities Program, AGM	5.000%	10/15/26	5,000,000	5,478,850
Facilities Program, NATL	5.000%	10/15/29	20,500,000	21,143,700
Michigan State Hospital Finance Authority Revenue:
McLaren Health Care Corp.	5.625%	5/15/28	23,690,000	25,469,356
Refunding, Hospital, Sparrow Obligated	5.000%	11/15/19	1,000,000	1,053,720
Michigan State Housing Development Authority, Rental Housing Revenue	5.125%	10/1/22	6,745,000	7,113,209
Michigan State Housing Development Authority, Rental Housing Revenue, AMBAC	6.000%	4/1/23	10,460,000	11,059,881	(b)
Michigan State Strategic Fund Ltd. Obligation Revenue, Detroit Edison	5.500%	8/1/16	5,000,000	5,665,850	(e)
Mount Clemens, MI, Community School District, Q-SBLF	5.500%	5/1/16	1,000,000	1,054,840	(a)
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital	8.000%	9/1/29	2,000,000	2,402,200
Total Michigan				114,040,831
Minnesota — 1.0%
Minnesota Agricultural & Economic Development Board Revenue, Essentia Heathcare, AGM	5.000%	2/15/30	5,725,000	5,981,480
Saint Paul, MN, Housing & Redevelopment Authority, Hospital Revenue, Health East Project, ACA/CBI	5.850%	11/1/17	1,000,000	1,003,160
St. Cloud, MN, Health Care Revenue, Centracare Health System	5.000%	5/1/25	10,000,000	10,337,800
St. Paul, MN, Housing & Redevelopment Authority Health Care Revenue, Allina Health System	5.250%	11/15/28	9,600,000	10,341,120
Total Minnesota				27,663,560
Missouri — 0.9%
Boone County, MO, Hospital Revenue, Boone Hospital Center	5.750%	8/1/28	9,080,000	9,679,008
Lees Summit, MO, IDA, Health Facilities Revenue, John Knox Village	5.750%	8/15/11	1,000,000	1,045,760	(c)

See Notes to Financial Statements.

10	Legg Mason Western Asset Intermediate-Term Municipals Fund 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

September 30, 2010

Legg Mason Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Missouri — continued
Missouri Joint Municipal Electric Utility Commission Power Project Revenue, Iatan Second Project	5.250%	1/1/19	$4,485,000	$5,076,616
Missouri State Environmental Improvement & Energy Resource Authority, Water Pollution State Revolving Funds Programs	5.250%	1/1/16	1,500,000	1,512,075
Missouri State Health & EFA Revenue, St. Lukes Episcopal	5.000%	12/1/20	5,070,000	5,343,932
Missouri State Housing Development Community, MFH Revenue	5.500%	12/1/15	680,000	685,012
Saint Louis, MO, Airport Revenue, Airport Development Program, NATL	5.625%	7/1/16	1,000,000	1,039,110	(a)
Total Missouri				24,381,513
Nevada — 0.8%
Carson City, NV, Hospital Revenue:
Carson-Tahoe Health System	6.000%	9/1/14	650,000	679,133
Carson-Tahoe Health System	6.000%	9/1/14	535,000	594,075	(a)
Humboldt County, NV, PCR, Idaho Power Co. Project	5.150%	12/1/24	13,000,000	14,157,780
Reno, NV, Hospital Revenue:
Renown Regional Medical Center Project	5.000%	6/1/15	1,000,000	1,071,870
Renown Regional Medical Center Project	5.000%	6/1/16	1,000,000	1,072,600
Renown Regional Medical Center Project	5.000%	6/1/17	2,190,000	2,347,154
Total Nevada				19,922,612
New Hampshire — 0.1%
New Hampshire HEFA:
University Systems of New Hampshire, AMBAC	5.375%	7/1/16	595,000	623,113	(a)
University Systems of New Hampshire, AMBAC	5.375%	7/1/16	305,000	318,100
New Hampshire HEFA Revenue:
Covenant Health	6.500%	7/1/17	1,770,000	1,909,777	(a)
Covenant Health, Unrefunded Balance	6.500%	7/1/17	565,000	591,103
Total New Hampshire				3,442,093
New Jersey — 3.9%
New Jersey EDA Revenue, School Facilities Construction	5.500%	12/15/29	10,000,000	11,303,400
New Jersey EDA, Water Facilities Revenue:
New Jersey American Water Co.	4.450%	6/1/23	3,500,000	3,650,640
New Jersey American Water Co.	5.100%	6/1/23	6,075,000	6,381,848	(b)
New Jersey American Water Co.	4.700%	12/1/25	8,000,000	8,012,480	(b)(d)
New Jersey Health Care Facilities Financing Authority Revenue:
Atlanticare Regional Medical Center	5.000%	7/1/15	1,840,000	1,976,933
Atlanticare Regional Medical Center	5.000%	7/1/16	1,350,000	1,461,685
New Jersey State EFA Revenue, University of Medicine & Dentistry	7.125%	12/1/23	3,000,000	3,599,700
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.375%	6/1/24	20,000,000	21,389,800
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	4.750%	12/1/29	6,000,000	6,183,900
New Jersey State Higher Education Assistance Authority, Student Loan Revenue, AGC	5.875%	6/1/21	27,000,000	29,728,890	(b)
New Jersey State Housing & Mortgage Finance Agency, Multi-Family Revenue	5.250%	5/1/23	5,565,000	5,936,742
New Jersey State Turnpike Authority Revenue	6.000%	1/1/14	185,000	194,252	(c)
Passaic Valley, NJ, Sewage Commissioners Sewer System, AMBAC	5.625%	12/1/17	3,095,000	3,116,696
Ringwood Boro, NJ, Sewage Authority	9.875%	1/1/14	85,000	97,892	(c)
Total New Jersey				103,034,858

See Notes to Financial Statements.

Legg Mason Western Asset Intermediate-Term Municipals Fund 2010 Semi-Annual Report	11

Legg Mason Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
New Mexico — 0.1%
Bernalillo County, NM, Gross Receipts Tax Revenue, AMBAC	5.250%	10/1/21	$1,100,000	$1,355,750
New Mexico Finance Authority Revenue, Subordinated Lien, Public Project Revolving Fund, NATL	5.000%	6/15/20	1,490,000	1,665,537
Total New Mexico				3,021,287
New York — 2.9%
Albany, NY, IDA, Civic Facility Revenue, Charitable Leadership Project	6.000%	7/1/19	1,000,000	892,570
Brooklyn Arena, NY, Local Development Corp., Barclays Center Project	6.000%	7/15/30	33,640,000	36,400,835
Nassau County, NY, IDA, Continuing Care Retirement, Amsterdam at Harborside	5.875%	1/1/18	2,150,000	2,237,742
New York City, NY, Health & Hospital Corp. Revenue, Health Systems, AGM	5.500%	2/15/19	1,000,000	1,035,500
New York City, NY, IDA, Special Needs Facilities Pooled Program A-1	6.100%	7/1/12	245,000	243,187
New York City, NY, Industrial Development Agency Revenue, Queens Baseball Stadium, Pilot, AMBAC	5.000%	1/1/19	1,500,000	1,543,590
New York State Dormitory Authority Revenue:
FHA, New York and Presbyterian Hospital, AGM	5.250%	8/15/24	5,415,000	5,899,209
Mental Health Services Facilities	5.000%	2/15/18	5,000,000	5,592,250
Municipal Health Facility	5.000%	1/15/25	9,150,000	9,854,001
Non-State Supported Debt, North Shore Long Island Jewish Medical Center	5.000%	5/1/21	2,500,000	2,696,775
School Districts Financing Programs, NATL	5.500%	10/1/17	2,500,000	2,719,425
Tobacco Settlement Financing Corp., New York, Asset-Backed	5.500%	6/1/14	5,395,000	5,413,127
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnical Institute	5.000%	9/1/30	3,000,000	3,148,050
Total New York				77,676,261
North Carolina — 2.4%
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue, Carolinas Healthcare	5.000%	1/15/26	2,000,000	2,155,720
Guilford County, NC, GO, Public Improvement	5.250%	10/1/15	3,000,000	3,060,000	(a)
North Carolina Eastern Municipal Power Agency, Power Systems Revenue	5.000%	1/1/26	23,250,000	25,516,875
North Carolina Turnpike Authority, Triangle Expressway System Revenue:
Assured Guaranty	5.250%	1/1/25	7,000,000	7,800,870
Assured Guaranty	5.375%	1/1/26	4,590,000	5,097,012
Raleigh Durham, NC, Airport Authority Revenue	5.000%	5/1/28	10,235,000	11,368,833
Raleigh Durham, NC, Airport Authority Revenue	5.000%	5/1/29	6,700,000	7,390,837
Total North Carolina				62,390,147
Ohio — 4.7%
Cleveland, OH, Public Power Systems Revenue, AMBAC	5.500%	11/15/15	1,750,000	1,823,850
Franklin County, OH, Hospital Revenue, Children Hospital Project	10.375%	6/1/13	1,100,000	1,269,565	(c)(g)
Hamilton County, OH, Sales Tax Revenue, AMBAC	5.250%	12/1/18	305,000	306,961
Jackson, OH, Local School District, Stark & Summit Counties, AGM	5.000%	12/1/18	1,240,000	1,355,419
Logan Hocking, OH, Local School District, Construction & Improvement, NATL	5.500%	12/1/16	1,410,000	1,493,655	(a)
Montgomery County, OH, Revenue, Catholic Health Initiatives	5.500%	9/1/14	2,775,000	2,898,377	(a)
Ohio State Air Quality Development Authority Revenue:
FirstEnergy Generation Corp.	5.625%	6/1/18	20,000,000	22,207,400
FirstEnergy Generation Corp.	5.700%	8/1/20	9,000,000	9,962,190
FirstEnergy Nuclear Generation Corp.	5.750%	6/1/16	7,500,000	8,314,050	(e)
Pollution Control, FirstEnergy Generation Corp.	2.250%	6/3/13	46,000,000	46,105,800	(e)

See Notes to Financial Statements.

12	Legg Mason Western Asset Intermediate-Term Municipals Fund 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

September 30, 2010

Legg Mason Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Ohio — continued
Ohio State Building Authority, State Facilities-Administration Building Fund, AGM	5.500%	10/1/14	$3,600,000	$3,783,960	(a)
Ohio State Department of Administrative Services, COP, Administrative Knowledge System, NATL	5.000%	9/1/16	500,000	555,580
Ohio State Water Development Authority Revenue:
Refunding, Safe Water Service	9.375%	12/1/10	285,000	289,019	(c)
Safe Water	9.000%	12/1/10	65,000	65,878	(c)
Ohio State Water Development Authority, Pollution Control Facilities Revenue, FirstEnergy Nuclear Generation Corp.	3.375%	7/1/15	25,000,000	25,026,250	(d)(e)
Total Ohio				125,457,954
Oklahoma — 0.1%
Oklahoma Development Finance Authority Revenue, Refunding, St. John’s Health Systems	5.750%	2/15/18	690,000	692,173
Tulsa, OK, Airport Improvement Trust General Revenue	6.000%	6/1/14	1,220,000	1,222,367	(b)
Total Oklahoma				1,914,540
Oregon — 0.6%
Clackamas County, OR, Hospital Facility Authority Revenue, Legacy Health System	5.750%	5/1/16	1,000,000	1,025,580
Klamath Falls, OR, Intercommunity Hospital Authority Revenue:
Merle West Medical Center	6.125%	9/1/22	940,000	1,048,880	(a)
Unrefunded Balance, Merle West Medical Center	6.125%	9/1/22	560,000	563,282
Oregon State Department of Administrative Services, COP	5.000%	5/1/29	2,250,000	2,464,852
Oregon State Department of Administrative Services, Lottery Revenue, AGM	5.500%	4/1/14	1,375,000	1,479,418	(a)
Oregon State Facilities Authority Revenue, Samaritan Health Services	5.000%	10/1/30	10,000,000	10,228,900
Total Oregon				16,810,912
Pennsylvania — 6.1%
Adams County, PA, IDA Revenue, Gettysburg College	5.875%	8/15/21	1,000,000	1,070,550
Allegheny County, PA, Port Authority Special Revenue, FGIC	5.500%	3/1/16	3,000,000	3,081,480
Chester County, PA, School Authority, School Lease Revenue	5.375%	6/1/17	1,070,000	1,107,643
Delaware River Port Authority of Pennsylvania & New Jersey Revenue	5.000%	1/1/28	7,600,000	8,249,040
Delaware River Port Authority of Pennsylvania & New Jersey Revenue	5.000%	1/1/29	5,000,000	5,390,750
Delaware River Port Authority of Pennsylvania & New Jersey Revenue	5.000%	1/1/30	5,825,000	6,238,342
Greater Johnstown, PA, GO, School District, NATL	5.375%	8/1/14	1,750,000	1,837,237
Montgomery County, PA, Higher Education & Health Authority, Hospital Revenue, Abington Memorial Hospital	5.000%	6/1/25	11,000,000	11,526,680
Montgomery County, PA, IDA Revenue:
New Regional Medical Center Project, FHA	5.000%	8/1/24	5,980,000	6,435,796
New Regional Medical Center Project, FHA	5.750%	8/1/30	3,000,000	3,412,320
Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue, PPL Energy Supply LLC	3.000%	9/1/15	25,000,000	25,090,500	(e)
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Revenue:
Philadelphia Biosolids Facility	5.000%	1/1/15	1,560,000	1,608,516
Philadelphia Biosolids Facility	5.375%	1/1/17	2,385,000	2,476,226
Pennsylvania Housing Finance Agency, Single-Family Mortgage Revenue	5.200%	10/1/28	8,235,000	8,622,621
Pennsylvania State Department of General Services, COP, AGM	5.250%	5/1/16	2,000,000	2,076,620
Pennsylvania State Higher EFA Revenue, University of Pittsburgh Medical Center	5.000%	5/15/31	9,200,000	9,628,444

See Notes to Financial Statements.

Legg Mason Western Asset Intermediate-Term Municipals Fund 2010 Semi-Annual Report	13

Legg Mason Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
Pennsylvania State Higher EFA, Health Services Revenue, Allegheny Delaware Valley Obligation Group, NATL	6.250%	1/15/18	$1,000,000	$1,026,580	(a)
Pennsylvania State IDA, Refunding, Economic Development, AMBAC	5.500%	7/1/20	500,000	527,410
Pennsylvania State Public School Building Authority Lease Revenue:
Philadelphia School District Project, AGM	5.000%	6/1/27	10,000,000	10,875,700
Philadelphia School District Project, AGM	5.000%	6/1/29	26,275,000	28,265,594
Philadelphia, PA, Authority for Industrial Development, AGM	5.500%	10/1/15	2,000,000	2,122,140	(a)
Philadelphia, PA, Authority for Industrial Development, Lease Revenue, AGM	5.500%	10/1/19	1,000,000	1,061,070	(a)
Philadelphia, PA, Gas Works Revenue	5.500%	8/1/17	1,675,000	1,746,188	(a)
Philadelphia, PA, Gas Works Revenue, AGM	5.500%	8/1/19	3,240,000	3,377,700	(a)
Philadelphia, PA, GO, AGM	5.250%	9/15/18	2,000,000	2,044,200	(a)
Philadelphia, PA, School District	5.625%	8/1/18	2,000,000	2,182,620	(a)
Philadelphia, PA, School District:
AGM	5.500%	2/1/20	2,000,000	2,133,540	(a)
AGM	5.500%	2/1/21	1,865,000	1,989,526	(a)
Philadelphia, PA, Water & Wastewater Revenue, FGIC	5.250%	11/1/17	1,000,000	1,064,160
Pittsburgh, PA, Public Parking Authority, Parking Revenue, St. Francis General Hospital	6.625%	10/1/12	395,000	419,569	(c)
Reading, PA, GO, AMBAC	5.875%	11/15/12	1,200,000	1,335,816	(c)
Southcentral, PA, General Authority Revenue, Hanover Hospital Inc., Radian	5.500%	12/1/18	1,445,000	1,475,576
West View, PA, Municipal Authority	9.500%	11/15/14	585,000	719,755	(c)
Total Pennsylvania				160,219,909
Puerto Rico — 3.9%
Puerto Rico Commonwealth Government Development Bank, NATL	4.750%	12/1/15	20,000,000	20,835,200
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/27	15,000,000	16,322,400
Puerto Rico Electric Power Authority, Power Revenue	5.250%	7/1/23	24,145,000	26,784,290
Puerto Rico Electric Power Authority, Power Revenue	5.250%	7/1/24	26,555,000	29,344,337
Puerto Rico Electric Power Authority, Power Revenue	5.250%	7/1/25	5,000,000	5,422,550
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.625%	8/1/30	5,000,000	5,252,400
Total Puerto Rico				103,961,177
Rhode Island — 0.1%
Providence, RI, Public Building Authority, General Revenue, NATL	5.375%	12/15/21	1,000,000	1,027,500
Woonsocket, RI, GO, FGIC	5.375%	10/1/20	2,000,000	2,023,860
Total Rhode Island				3,051,360
South Carolina — 0.2%
Greenville County, SC, School District Installment Purchase, Revenue, Refunding, Building Equity	6.000%	12/1/21	1,650,000	1,860,259	(a)
South Carolina Jobs, EDA, Hospital Revenue, Anmed Health	5.000%	2/1/22	2,355,000	2,549,641
Total South Carolina				4,409,900
South Dakota — 0.1%
Minnehaha County, SD, Limited Tax CTFS	5.625%	12/1/19	2,635,000	2,648,781	(a)
Tennessee — 2.9%
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue	5.000%	12/15/17	2,000,000	2,114,880
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/19	8,260,000	8,710,087
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/20	29,610,000	31,150,312
Tennessee Energy Acquisition Corp., Gas Revenue	5.000%	2/1/22	3,000,000	3,120,930
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/23	10,000,000	10,497,600

See Notes to Financial Statements.

14	Legg Mason Western Asset Intermediate-Term Municipals Fund 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

September 30, 2010

Legg Mason Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Tennessee — continued
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/24	$6,865,000	$7,203,994
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/26	10,000,000	10,327,100
Tennessee Housing Development Agency	5.000%	7/1/23	3,190,000	3,294,728	(b)
Total Tennessee				76,419,631
Texas — 11.3%
Austin, TX Electric Utility System Revenue, Refunding, AMBAC	5.500%	11/15/13	2,000,000	2,267,080
Bexar County, TX, Housing Finance Corp., MFH Revenue, The Waters at Northern Hill Apartments, NATL	5.800%	8/1/21	700,000	613,102
Brazos River, TX, Harbor Industrial Development Corp., Environmental Facilities Revenue, Dow Chemical Co.	5.900%	5/1/28	16,305,000	16,969,755	(b)(e)
Brownsville, TX, Utilities Systems Revenue, AMBAC	9.400%	1/1/13	15,000	16,604	(c)
Dallas, TX, Area Rapid Transit, Senior Lien, AMBAC	5.375%	12/1/17	1,000,000	1,057,290	(a)
El Paso County, TX, Housing Finance Corp., La Plaza Apartments	6.700%	7/1/20	415,000	423,636
El Paso County, TX, Housing Finance Corp., MFH Revenue:
American Village Communities	6.250%	12/1/20	1,250,000	1,261,875
American Village Communities	6.250%	12/1/24	1,000,000	1,012,330
Fort Worth, TX, Water & Sewer Revenue	5.625%	2/15/18	2,000,000	2,140,840	(a)
Gulf Coast of Texas, IDA, Solid Waste Disposal Revenue, CITGO Petroleum Corp. Project	7.500%	10/1/12	5,000,000	5,151,800	(b)(e)
Gulf Coast Waste Disposal Authority, TX, Environmental Facilities Revenue, BP Products North America Project	2.300%	9/3/13	4,350,000	4,353,610	(e)
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Revenue, Baylor College of Medicine	5.375%	11/15/28	11,000,000	11,338,250
Harris County, TX, GO, Capital Appreciation, Refunding, Permanent Improvement, NATL	0.000%	10/1/17	1,000,000	849,350
Harris County, TX, Houston Sports Authority Revenue	5.250%	11/15/16	1,125,000	1,138,129
Harris County, TX, Houston Sports Authority Revenue, NATL	5.750%	11/15/19	3,000,000	3,029,970
Harris County, TX, Industrial Development Corp., Solid Waste Disposal Revenue, Deer Park Refining Project	4.700%	5/1/18	40,000,000	42,638,800
Houston, TX, AGM, Unrefunded Balance	5.750%	3/1/18	90,000	90,334
Houston, TX, Airport Systems Revenue:
Senior Lien	5.000%	7/1/26	8,215,000	8,956,404
Senior Lien	5.125%	7/1/27	11,180,000	12,235,057
Houston, TX, Water & Sewer Systems Revenue, Refunding, Jr. Lien	5.750%	12/1/16	4,545,000	4,582,360	(a)
Limestone County, TX, Public Facility Corp. Revenue, County Jail Project	5.000%	11/1/19	3,250,000	3,384,452
Midlothian, TX, Development Authority Tax, Increment Contact Revenue	7.875%	11/15/21	2,345,000	2,450,267	(a)
Midlothian, TX, ISD, Unrefunded Balance, Refunding, PSFG	0.000%	2/15/17	60,000	40,843
Montgomery, TX, ISD, GO:
Refunding, PSFG	5.500%	2/15/17	1,230,000	1,253,432	(a)
Unrefunded Balance, Refunding, PSFG	5.500%	2/15/17	570,000	578,294
North Forest ISD, ACA	6.500%	8/15/17	1,230,000	1,109,226
North Texas Tollway Authority Revenue, NATL	5.125%	1/1/28	18,000,000	18,994,320
North Texas Tollway Authority, Dallas North Tollway Systems Revenue:
AMBAC	5.000%	1/1/25	9,335,000	9,544,477
AMBAC	5.000%	1/1/26	10,205,000	10,412,059
Panhandle, TX, Regional Housing Finance, GNMA-Collateralized	6.500%	7/20/21	755,000	801,704
SA Energy Acquisition, PFC, TX, Gas Supply Revenue	5.500%	8/1/21	2,000,000	2,167,940
SA Energy Acquisition, PFC, TX, Gas Supply Revenue	5.500%	8/1/22	9,605,000	10,459,077

See Notes to Financial Statements.

Legg Mason Western Asset Intermediate-Term Municipals Fund 2010 Semi-Annual Report	15

Legg Mason Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
SA Energy Acquisition, PFC, TX, Gas Supply Revenue	5.500%	8/1/23	$10,160,000	$11,047,882
SA Energy Acquisition, PFC, TX, Gas Supply Revenue	5.500%	8/1/24	25,000,000	27,227,250
Sabine River Authority, Texas PCR, Southwestern Electric Power Co., NATL	4.950%	3/1/18	13,000,000	14,052,480
Tarrant County, TX, Health Facilities Development Corp., Health System Revenue, Original Issue Discount, FGIC	5.000%	9/1/15	1,105,000	1,228,363	(c)
Tarrant County, TX, Health Facilities Development Corp., Hospital Revenue	6.625%	11/15/20	2,000,000	2,034,020	(a)
Tarrant County, TX, Health Facilities Development Corp., Hospital Revenue, Baylor Health Care Systems Project	5.750%	11/15/19	4,000,000	4,192,280
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	5.250%	12/15/18	3,650,000	3,910,537
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	6.250%	12/15/26	39,070,000	44,773,439
Texas Technical University Revenue, Financing System, NATL	5.500%	8/15/18	2,000,000	2,137,460	(a)
Texas Transportation Commission Centre, TX, Turnpike System Revenue	5.000%	2/15/11	4,000,000	4,049,560	(e)
University of Texas Revenue Financing System	5.375%	8/15/18	2,000,000	2,085,080	(a)
Wichita Falls, TX, Water & Sewer Revenue, Priority Lien, AMBAC	5.375%	8/1/19	1,000,000	1,041,050	(a)
Total Texas				299,102,068
U.S. Virgin Islands — 1.1%
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan	5.000%	10/1/25	3,560,000	3,707,740
Matching Fund Loan	5.250%	10/1/29	3,425,000	3,554,397
Matching Fund Loan	6.625%	10/1/29	5,000,000	5,802,450
Matching Fund Loan Note	5.000%	10/1/29	4,000,000	4,104,400
Senior Lien	5.000%	10/1/25	11,000,000	11,419,320
Total U.S. Virgin Islands				28,588,307
Utah — 0.2%
Provo, UT, Electric Revenue	10.125%	4/1/15	590,000	726,001	(c)
Provo, UT, Electric Revenue:
AMBAC	10.375%	9/15/15	10,000	12,630	(c)
NATL	10.125%	4/1/15	655,000	805,984	(c)
Salt Lake County, UT, Hospital Revenue, IHC Health Services Inc., AMBAC	5.500%	5/15/13	1,500,000	1,556,100
Spanish Fork City, UT, Water Revenue:
AGM	5.500%	6/1/17	240,000	260,049	(a)
Unrefunded Balance, AGM	5.500%	6/1/17	760,000	822,829	(a)
Utah State Board Regents, Utah State University Hospital, NATL	5.500%	8/1/18	1,000,000	1,042,500	(a)
Total Utah				5,226,093
Vermont — 0.0%
Vermont Educational & Health Buildings Financing Agency Revenue, Developmental & Mental Health	5.500%	6/15/12	640,000	650,784
Virginia — 0.8%
Chesapeake, VA, GO, Public Improvement	5.500%	12/1/17	1,445,000	1,524,330
Fairfax County, VA, Redevelopment & Housing Authority, Lease Revenue, James Lee Community Center	5.250%	6/1/19	1,000,000	1,032,250	(a)
Fauquier County, VA, IDA, Hospital Revenue, Fauquier Hospital Foundation Inc., Radian	5.500%	10/1/15	1,305,000	1,382,974
Harrisonburg, VA, Redevelopment & Housing Authority, MFH Revenue, Greens of Salem Run Project, AGM	6.000%	4/1/12	350,000	350,473	(b)
Pittsylvania County, VA, GO	5.600%	2/1/25	1,330,000	1,541,523
Virginia State Resources Authority Clean Water Reserve, Revolving Fund	5.400%	10/1/18	5,035,000	5,035,000	(a)

See Notes to Financial Statements.

16	Legg Mason Western Asset Intermediate-Term Municipals Fund 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

September 30, 2010

Legg Mason Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Virginia — continued
Virginia State Resources Authority Infrastructure Revenue, Senior, Pooled Financing Program	5.000%	11/1/19	$1,175,000	$1,387,687
Virginia State Resources Authority Revenue, Clean Water Reserve, Revolving Fund	5.750%	10/1/13	1,000,000	1,000,000	(a)
Washington County, VA, IDA Hospital Facilities Revenue, Mountain States Health Alliance	7.250%	7/1/19	6,350,000	7,332,345	(g)
Total Virginia				20,586,582
Washington — 1.4%
Energy Northwest Washington Electric Revenue, Refunding, Project No. 1	5.500%	7/1/14	4,000,000	4,329,760
King County, WA, Public Hospital District, GO	5.250%	12/1/28	6,725,000	7,461,388
Pierce County, WA, School District North 10 Tacoma, FGIC	5.375%	12/1/14	2,000,000	2,114,580	(a)
Port of Seattle, WA, Revenue	5.000%	6/1/30	8,000,000	8,582,080
Radford Court Properties, WA, Student Housing Revenue:
NATL	6.000%	6/1/17	1,695,000	1,717,577
NATL	5.375%	6/1/19	1,000,000	1,012,800
Washington State Health Care Facilities Authority Revenue:
Central Washington Health Services Association	6.750%	7/1/29	7,080,000	7,727,820
Multicare Health System	5.750%	8/15/29	3,000,000	3,319,860
Total Washington				36,265,865
West Virginia — 0.5%
West Virginia State Hospital Finance Authority Revenue, AGM	5.375%	6/1/28	6,000,000	6,465,060
West Virginia State Hospital Finance Authority, Hospital Revenue, United Health Systems	5.250%	6/1/29	5,785,000	6,084,374
Total West Virginia				12,549,434
Wisconsin — 1.3%
Sheboygan, WI, PCR, Wisconsin Power Convention, FGIC	5.000%	9/1/15	4,000,000	4,425,760
Wisconsin State	5.500%	5/1/14	2,000,000	2,059,760	(a)
Wisconsin State General Fund Annual Appropriation Revenue	5.375%	5/1/25	10,000,000	11,586,600
Wisconsin State HEFA Revenue:
Agnesian Health Care Inc.	6.000%	7/1/17	1,000,000	1,015,740
Aurora Health Care Inc.	5.500%	4/15/29	3,000,000	3,159,030
Children’s Hospital	5.500%	8/15/29	5,950,000	6,528,816
Prohealth Care Inc. Obligation Group, AMBAC	5.000%	8/15/19	4,500,000	4,511,565
Wheaton Franciscan Services Inc.	6.000%	8/15/15	1,500,000	1,627,095	(a)
Total Wisconsin				34,914,366
Wyoming — 1.0%
Sweetwater County, WY, PCR, Idaho Power Co. Project	5.250%	7/15/26	16,000,000	17,467,200
Wyoming CDA, Housing Revenue	5.500%	12/1/28	7,565,000	8,008,687
Wyoming Municipal Power Agency, Power Supply	4.500%	1/1/29	1,000,000	1,010,920
Total Wyoming				26,486,807
Total Investments before Short-Term Investments (Cost — $2,419,922,478)				2,569,276,451
Short-Term Investments — 2.6%
Alabama — 0.1%
Birmingham, AL, Medical Clinic Board, University of Alabama Health Services Foundation, LOC-SunTrust Bank	0.620%	9/1/15	1,410,000	1,410,000	(i)(j)
Colorado — 0.0%
Denver, CO, City & County, COP, SPA-JPMorgan Chase	0.290%	12/1/29	100,000	100,000	(i)(j)

See Notes to Financial Statements.

Legg Mason Western Asset Intermediate-Term Municipals Fund 2010 Semi-Annual Report	17

Legg Mason Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
District of Columbia — 0.1%
District of Columbia Revenue, Hospital for Sick Children, LOC-SunTrust Bank	0.620%	1/1/35	$1,700,000	$1,700,000	(i)(j)
Florida — 0.3%
Gainesville, FL, Utilities System Revenue, SPA-SunTrust Bank	0.380%	10/1/26	1,600,000	1,600,000	(i)(j)
Lakeland, FL, Education Facilities Revenue, Florida Southern College Project, LOC-SunTrust Bank	0.590%	9/1/29	2,000,000	2,000,000	(i)(j)
Pembroke Pines, FL, Capital Improvement Revenue, Susan B. Anthony Center, LOC-SunTrust Bank	0.620%	10/1/38	5,000,000	5,000,000	(i)(j)
UCF Health Facilities Corp., FL, Capital Improvement Revenue, UCF Health Sciences Campus, LOC-Fifth Third Bank	0.440%	7/1/37	100,000	100,000	(i)(j)
Total Florida				8,700,000
Illinois — 0.1%
Illinois Development Finance Authority Revenue, Evanston Northwestern, SPA-JPMorgan Chase	0.260%	5/1/31	1,300,000	1,300,000	(i)(j)
Illinois Finance Authority Revenue, Educational Facility de Salle Project, LOC-Fifth Third Bank	0.440%	6/1/37	2,000,000	2,000,000	(i)(j)
Total Illinois				3,300,000
Indiana — 0.1%
Indiana State Development Finance Authority Revenue, Educational Facilities, Christel House Inc. Project, LOC-Fifth Third Bank	0.440%	2/1/23	2,100,000	2,100,000	(i)(j)
Louisiana — 0.1%
St. Tammany Parish, LA, Development District Revenue, Rooms to Go St. Tammany LLC, LOC-SunTrust Bank	0.620%	7/1/38	2,700,000	2,700,000	(i)(j)
Maryland — 0.2%
Maryland State Health & Higher EFA Revenue, John Hopkins University Stone Ridge School of the Sacred Heart, LOC-SunTrust Bank	0.620%	7/1/35	4,025,000	4,025,000	(i)(j)
Massachusetts — 0.0%
Massachusetts State HEFA Revenue, Harvard University	0.220%	11/1/49	100,000	100,000	(i)(j)
Mississippi — 0.5%
Mississippi Development Bank, Special Obligation, Harrison, AGM, SPA-Dexia Credit Local	0.360%	7/1/33	14,000,000	14,000,000	(i)(j)
Missouri — 0.1%
Missouri State HEFA Revenue, St. Louis University, LOC-Wells Fargo Bank N.A.	0.260%	10/1/35	2,400,000	2,400,000	(i)(j)
New Jersey — 0.0%
New Jersey Health Care Facilities Financing Authority Revenue, Somerset Medical Center	0.220%	7/1/24	1,000,000	1,000,000	(i)(j)
Puerto Rico — 1.0%
Commonwealth of Puerto Rico, GO:
Public Improvement, FSA, SPA-Dexia Credit Local	0.270%	7/1/27	500,000	500,000	(i)(j)
LOC-Wells Fargo Bank N.A.	0.220%	7/1/34	200,000	200,000	(i)(j)
Public Improvement, AGM, LOC-Wells Fargo Bank N.A.	0.220%	7/1/32	7,600,000	7,600,000	(i)(j)
Public Improvement, AGM, SPA-Dexia Bank	0.270%	7/1/24	4,600,000	4,600,000	(i)(j)
Public Improvement, AGM, SPA-Dexia Credit Local	0.270%	7/1/18	1,600,000	1,600,000	(i)(j)
Public Improvement, AGM, SPA-Dexia Credit Local	0.220%	7/1/29	12,800,000	12,800,000	(i)(j)
Public Improvement, AGM, SPA-JPMorgan Chase	0.290%	7/1/29	100,000	100,000	(i)(j)
Total Puerto Rico				27,400,000

See Notes to Financial Statements.

18	Legg Mason Western Asset Intermediate-Term Municipals Fund 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

September 30, 2010

Legg Mason Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Virginia — 0.0%
Albemarle County, VA, EDA, Hospital Revenue, Martha Jefferson Hospital, LOC-Wells Fargo Bank N.A.	0.280%	10/1/48	$100,000	$100,000	(i)(j)
Total Short-Term Investments (Cost — $69,035,000)				69,035,000
Total Investments — 99.6% (Cost — $2,488,957,478#)				2,638,311,451
Other Assets in Excess of Liabilities — 0.4%				10,173,009
Total Net Assets — 100.0%				$2,648,484,460

(a)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(c)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	Security is purchased on a when-issued basis.

(e)	Maturity date shown represents the mandatory tender date.

(f)	The coupon payment on these securities is currently in default as of September 30, 2010.

(g)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(h)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2010.

(i)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(j)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ACA	— American Capital Assurance — Insured Bonds
AGC	— Assured Guaranty Corporation — Insured Bonds
AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation — Insured Bonds
CBI	— Certificate of Bond Insurance
CDA	— Communities Development Authority
COP	— Certificates of Participation
CTFS	— Certificates
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company — Insured Bonds
FHA	— Federal Housing Administration
FSA	— Financial Security Assurance — Insured Bonds
GAN	— Grant Anticipation Notes
GNMA	— Government National Mortgage Association
GO	— General Obligation
HEFA	— Health & Educational Facilities Authority
IBC	— Insured Bond Certificates
IDA	— Industrial Development Authority
INDLC	— Industrial Indemnity Company — Insured Bonds
ISD	— Independent School District
LOC	— Letter of Credit
MFH	— Multi-Family Housing
NATL	— National Public Finance Guarantee Corporation — Insured Bonds
PCR	— Pollution Control Revenue
PFC	— Public Facilities Corporation
PSFG	— Permanent School Fund Guaranty
Q-SBLF	— Qualified School Board Loan Fund
Radian	— Radian Asset Assurance — Insured Bonds
SPA	— Standby Bond Purchase Agreement — Insured Bonds

See Notes to Financial Statements.

Legg Mason Western Asset Intermediate-Term Municipals Fund 2010 Semi-Annual Report	19

Legg Mason Western Asset Intermediate-Term Municipals Fund

Summary of Investments by Industry*
Industrial revenue	19.9%
Health care	19.4
Transportation	13.8
Power	10.5
Special tax obligation	7.7
Pre-refunded/escrowed to maturity	5.5
Leasing	4.2
Local general obligation	2.8
Education	2.6
Solid waste/resource recovery	2.3
Housing	2.2
State general obligation	2.2
Student municipals	1.9
Water & sewer	1.7
Other	0.7
Short-term investments	2.6
100.0%

*	As a percentage of total investments. Please note that Fund holdings are as of September 30, 2010 and are subject to change.

Ratings Table†
S&P/Moody’s/Fitch‡
AAA/Aaa	10.6%
AA/Aa	25.5
A	47.8
BBB/Baa	12.1
BB/Ba	0.5
B	0.1
A-1/VMIG 1	2.6
NR	0.8
100.0%

†	As a percentage of total investments.

‡	The ratings shown are based on each portfolio security’s rating as determined by S&P, Moody’s or Fitch, each a Nationally Recognized Statistical Ratings Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from an NRSRO.

See pages 20 through 22 for definitions of ratings.

See Notes to Financial Statements.

20	Legg Mason Western Asset Intermediate-Term Municipals Fund 2010 Semi-Annual Report

Bond ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Long-term security ratings

Standard & Poor’s Ratings Service (“Standard & Poor’s”) Long-term Issue Credit Ratings — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA	—	An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
A	—

An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB	—

An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB	—

An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B	—

An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC	—

An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC	—	An obligation rated “CC” is currently highly vulnerable to nonpayment.
C	—	The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.
D	—

An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments of on obligation are jeopardized.

Moody’s Investors Service (“Moody’s”) Long-term Obligation Ratings — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—	Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.
Aa	—	Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.
A	—	Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.
Baa	—	Obligations rated “Baa” are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.
Ba	—	Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.
B	—	Obligations rated “B” are considered speculative and are subject to high credit risk.

Legg Mason Western Asset Intermediate-Term Municipals Fund 2010 Semi-Annual Report	21
Caa	—	Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.
Ca	—	Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery for principal and interest.
C	—	Obligations rated “C” are the lowest rated class and are typically in default, with little prospect of recovery for principal and interest.

Fitch Ratings Service (“Fitch”) Structured, Project & Public Finance Obligations — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—

Obligations rated “AAA” by Fitch denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA	—

Obligations rated “AA” denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A	—

Obligations rated “A” denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB	—

Obligations rated “BBB” indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB	—

Obligations rated “BB” indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B	—

Obligations rated “B” indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC	—	Default is a real possibility.
CC	—	Default of some kind appears probable.
C	—	Default is imminent or inevitable, or the issuer is in standstill.
NR	—	indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-term security ratings (unaudited)

Standard & Poor’s Municipal Short-Term Notes Ratings

SP-1	—

A short-term obligation rated “SP-1” is rated in the highest category by Standard & Poor’s. Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2	—

A short-term obligation rated “SP-2” is a Standard & Poor’s rating indicating satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3	—	A short-term obligation rated “SP-3” is a Standard & Poor’s rating indicating speculative capacity to pay principal and interest.

Standard & Poor’s Short-Term Issue Credit Ratings

A-1	—

A short-term obligation rated “A-1” is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

22	Legg Mason Western Asset Intermediate-Term Municipals Fund 2010 Semi-Annual Report

Short-term security ratings (unaudited) (cont’d)

A-2	—

A short-term obligation rated “A-2” by Standard & Poor’s is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3	—

A short-term obligation rated “A-3” by Standard & Poor’s exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B	—

A short-term obligation rated “B” by Standard & Poor’s is regarded as having significant speculative characteristics. Ratings of “B-1”, “B-2” and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

Moody’s Variable Rate Demand Obligations (VRDO) Ratings

VMIG 1	—

Moody’s highest rating for issues having a variable rate demand feature — VRDO. This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 2	—

This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 3	—

This designation denotes acceptable credit quality. Adequate protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

Moody’s Short-Term Municipal Obligation Ratings

MIG 1	—

Moody’s highest rating for short-term municipal obligations. This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2	—	This designation denotes strong credit quality. Margins of protection are ample, although not as large as the preceding group.
MIG 3	—	This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well-established.
SG	—	This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Moody’s Short-Term Obligation Ratings

P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating. Have a superior ability to repay short-term debt obligations.
P-2	—	Have a strong ability to repay short-term debt obligations.
P-3	—	Have an acceptable ability to repay short-term debt obligations.
NP	—	Issuers do not fall within any of the Prime rating categories.

Fitch’s Short-Term Issuer or Obligation Ratings

F1	—	Fitch’s highest rating indicating the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
F2	—	Fitch rating indicating good intrinsic capacity for timely payment of financial commitments.
F3	—	Fitch rating indicating intrinsic capacity for timely payment of financial commitments is adequate.
NR	—	Indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Legg Mason Western Asset Intermediate-Term Municipals Fund 2010 Semi-Annual Report	23

Statement of assets and liabilities (unaudited)

September 30, 2010

Assets:
Investments, at value (Cost — $2,488,957,478)	$2,638,311,451
Cash	7,343
Interest receivable	36,399,369
Receivable for Fund shares sold	15,478,597
Receivable for securities sold	5,520,000
Receivable from broker — variation margin on open futures contracts	458,609
Prepaid expenses	166,204
Other assets	458
Other receivables	28,745
Total Assets	2,696,370,776

Liabilities:
Payable for securities purchased	36,605,425
Payable for Fund shares repurchased	8,510,652
Investment management fee payable	1,067,894
Distribution fees payable	767,527
Distributions payable	763,396
Trustees’ fees payable	16,813
Accrued expenses	154,609
Total Liabilities	47,886,316
Total Net Assets	$2,648,484,460

Net Assets:
Par value (Note 7)	$4,054
Paid-in capital in excess of par value	2,600,144,414
Undistributed net investment income	394,890
Accumulated net realized loss on investments and futures contracts	(98,776,440)
Net unrealized appreciation on investments and futures contracts	146,717,542
Total Net Assets	$2,648,484,460

Shares Outstanding:
Class A	207,013,567
Class C	153,397,138
Class I	44,968,338

Net Asset Value:
Class A (and redemption price)	$6.53
Class C (and redemption price)	$6.54
Class I (and redemption price)	$6.53
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 2.25%)	$6.68

See Notes to Financial Statements.

24	Legg Mason Western Asset Intermediate-Term Municipals Fund 2010 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended September 30, 2010

Investment Income:
Interest	$51,836,844

Expenses:
Investment management fee (Note 2)	5,607,779
Distribution fees (Notes 2 and 5)	4,089,438
Transfer agent fees (Note 5)	398,089
Registration fees	79,503
Legal fees	50,092
Shareholder reports	45,293
Insurance	25,786
Audit and tax	15,128
Trustees’ fees	14,797
Custody fees	5,842
Miscellaneous expenses	4,233
Total Expenses	10,335,980
Net Investment Income	41,500,864

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	750,220
Futures contracts	(41,259,257)
Net Realized Loss	(40,509,037)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	89,981,734
Futures contracts	(5,325,625)
Change in Net Unrealized Appreciation (Depreciation)	84,656,109
Net Gain on Investments and Futures Contracts	44,147,072
Proceeds from Settlement of a Regulatory Matter (Note 9)	161,390
Increase in Net Assets From Operations	$85,809,326

See Notes to Financial Statements.

Legg Mason Western Asset Intermediate-Term Municipals Fund 2010 Semi-Annual Report	25

Statements of changes in net assets

For the Six Months Ended September 30, 2010 (unaudited) and the Year Ended March 31, 2010	September 30	March 31

Operations:
Net investment income	$41,500,864	$53,822,888
Net realized loss	(40,509,037)	(812,198)
Change in net unrealized appreciation (depreciation)	84,656,109	79,199,750
Proceeds from settlement of a regulatory matter (Note 9)	161,390	—
Increase in Net Assets From Operations	85,809,326	132,210,440

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(41,480,384)	(53,567,348)
Decrease in Net Assets From Distributions to Shareholders	(41,480,384)	(53,567,348)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	996,306,782	1,288,395,024
Reinvestment of distributions	37,503,564	46,585,847
Cost of shares repurchased	(346,412,211)	(423,647,079)
Increase in Net Assets From Fund Share Transactions	687,398,135	911,333,792
Increase in Net Assets	731,727,077	989,976,884

Net Assets:
Beginning of period	1,916,757,383	926,780,499
End of period*	$2,648,484,460	$1,916,757,383
* Includes undistributed net investment income of:	$394,890	$213,020

See Notes to Financial Statements.

26	Legg Mason Western Asset Intermediate-Term Municipals Fund 2010 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
Class A Shares[1]	2010[2]	2010	2009	2008	2007		2006

Net asset value, beginning of period	$ 6.41	$ 5.98	$6.32	$6.36	$6.33		$6.42

Income (loss) from operations:
Net investment income	0.13	0.26	0.27	0.26	0.26		0.26
Net realized and unrealized gain (loss)	0.12	0.43	(0.34)	(0.04)	0.03		(0.09)
Total income (loss) from operations	0.25	0.69	(0.07)	0.22	0.29		0.17

Less distributions from:
Net investment income	(0.13)	(0.26)	(0.27)	(0.26)	(0.26)		(0.26)
Total distributions	(0.13)	(0.26)	(0.27)	(0.26)	(0.26)		(0.26)

Net asset value, end of period	$6.53	$6.41	$5.98	$6.32	$6.36		$6.33
Total return[3]	3.89%	11.75%	(1.13)%	3.48%	4.70%		2.78%

Net assets, end of period (millions)	$1,352	$1,026	$604	$460	$495		$404

Ratios to average net assets:
Gross expenses	0.71%[4]	0.70%	0.68%	0.72%	0.78%[5]		0.76%
Gross expenses, excluding interest expense	—	—	—	—	0.70	[5]	0.70
Net expenses[6]	0.71 [4]	0.70	0.68	0.72 [7]	0.76	[5,7,8]	0.76 [7,8]
Net expenses, excluding interest expense	—	—	—	—	0.68	[5,7,8]	0.70 [7,8]
Net investment income	3.91 [4]	4.18	4.39	4.05	4.12		4.05

Portfolio turnover rate	3%	14%	19%	36%	19%		11%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended September 30, 2010 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.77 % and 0.75% including interest expense and 0.69% and 0.67% excluding interest expense, respectively.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of a voluntary expense limitation prior to March 16, 2007, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.85%.

See Notes to Financial Statements.

Legg Mason Western Asset Intermediate-Term Municipals Fund 2010 Semi-Annual Report	27

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
Class C Shares[1]	2010[2]	2010	2009	2008	2007		2006

Net asset value, beginning of period	$ 6.42	$5.99	$6.32	$6.37	$6.34		$6.43

Income (loss) from operations:
Net investment income	0.11	0.22	0.23	0.22	0.22		0.22
Net realized and unrealized gain (loss)	0.12	0.43	(0.33)	(0.05)	0.03		(0.09)
Total income (loss) from operations	0.23	0.65	(0.10)	0.17	0.25		0.13

Less distributions from:
Net investment income	(0.11)	(0.22)	(0.23)	(0.22)	(0.22)		(0.22)
Total distributions	(0.11)	(0.22)	(0.23)	(0.22)	(0.22)		(0.22)

Net asset value, end of period	$6.54	$6.42	$5.99	$6.32	$6.37		$6.34
Total return[3]	3.58%	11.06%	(1.58)%	2.68%	4.06%		2.15%

Net assets, end of period (millions)	$1,003	$728	$300	$200	$246		$254

Ratios to average net assets:
Gross expenses	1.30%[4]	1.31%	1.30%	1.33%	1.39%[5]		1.39%
Gross expenses, excluding interest expense	—	—	—	—	1.31	[5]	1.33
Net expenses[6]	1.30 [4]	1.31	1.30	1.33	1.38	[5,7,8]	1.39 [7,8]
Net expenses, excluding interest expense	—	—	—	—	1.30	[5,7,8]	1.33 [7,8]
Net investment income	3.32 [4]	3.56	3.77	3.43	3.50		3.41

Portfolio turnover rate	3%	14%	19%	36%	19%		11%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended September 30, 2010 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.38 % and 1.37% including interest expense and 1.30% and 1.29% excluding interest expense, respectively.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of a voluntary expense limitation prior to March 16, 2007, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.45%.

See Notes to Financial Statements.

28	Legg Mason Western Asset Intermediate-Term Municipals Fund 2010 Semi-Annual Report

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
Class I Shares[1]	2010[2]	2010	2009	2008[3]

Net asset value, beginning of period	$ 6.41	$ 5.98	$ 6.32	$6.35

Income (loss) from operations:
Net investment income	0.13	0.27	0.28	0.13
Net realized and unrealized gain (loss)	0.12	0.43	(0.34)	(0.03)
Total income (loss) from operations	0.25	0.70	(0.06)	0.10

Less distributions from:
Net investment income	(0.13)	(0.27)	(0.28)	(0.13)
Total distributions	(0.13)	(0.27)	(0.28)	(0.13)

Net asset value, end of period	$6.53	$6.41	$5.98	$6.32
Total return[4]	3.96%	11.93%	(0.97)%	1.61%

Net assets, end of period (000s)	$293,680	$162,572	$22,995	$1

Ratios to average net assets:
Gross expenses	0.56%[5]	0.54%	0.52%	0.54%[5]
Net expenses[6]	0.56 [5,7]	0.54 [7]	0.52	0.54 [5]
Net investment income	4.06 [5]	4.29	4.60	4.05 [5]

Portfolio turnover rate	3%	14%	19%	36%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended September 30, 2010 (unaudited).

[3]	For the period September 28, 2007 (inception date) to March 31, 2008.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]

As a result of an expense limitation agreement, effective September 18, 2009, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares will not exceed 0.60% until December 31, 2010.

See Notes to Financial Statements.

Legg Mason Western Asset Intermediate-Term Municipals Fund 2010 Semi-Annual Report	29

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason Western Asset Intermediate-Term Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When prices are not readily available, or are determined not to reflect fair value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

Description	Quoted Prices (level 1)	Other Significant Observable Inputs (level 2)	Significant Unobservable Inputs (level 3)	Total
Municipal bonds†	—	$2,569,276,451	—	$2,569,276,451
Short-term investments†	—	69,035,000	—	69,035,000
Total investments	—	2,638,311,451	—	2,638,311,451
Other financial instruments:
Futures contracts	$(2,636,431)	—	—	$(2,636,431)
Total	$(2,636,431)	$2,638,311,451	—	$2,635,675,020

†	See Schedule of Investments for additional detailed categorizations.

30	Legg Mason Western Asset Intermediate-Term Municipals Fund 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

(b) Futures contracts. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of interest rates. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Securities traded on a when-issued basis. The Fund may trade securities on a when-issued basis. In a when-issued transaction, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(e) Distributions to shareholders. Distributions from net investment income on the shares of the Fund are declared each business day to shareholders of record, and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(g) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(h) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of September 30, 2010, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

Legg Mason Western Asset Intermediate-Term Municipals Fund 2010 Semi-Annual Report	31

(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.50% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

As a result of an expense limitation agreement between the Fund and LMPFA, the ratio of expenses other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares will not exceed 0.60%. This expense limitation agreement cannot be terminated prior to December 31, 2011 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts previously forgone or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expense incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 2.25% for Class A shares. In certain cases, Class A shares have a 0.50% contingent deferred sales charge (“CDSC”), which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended September 30, 2010, LMIS and its affiliates received sales charges of approximately $51,000 on sales of the Fund’s Class A shares. In addition, for the six months ended September 30, 2010, CDSCs paid to LMIS and its affiliates were approximately:

	Class A	Class C
CDSCs	$83,000	$0	*

*	Amount represents less than $1,000.

The Fund had adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allowed non-interested trustees (“Independent Trustees”) to defer the receipt of all or a portion of their fees earned until a later date specified by the Independent Trustees. The deferred balances are reported in the Statement of Assets and Liabilities under Trustees’ fees payable and are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets. The Plan was terminated effective January 1, 2007. This change had no effect on fees previously deferred. As of September 30, 2010, the Fund had accrued $6,014 as deferred compensation payable.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

32	Legg Mason Western Asset Intermediate-Term Municipals Fund 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

3. Investments

During the six months ended September 30, 2010, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$706,701,310
Sales	74,470,965

At September 30, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$152,229,066
Gross unrealized depreciation	(2,875,093)
Net unrealized appreciation	$149,353,973

At September 30, 2010, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to sell:
U.S. Treasury 10-Year Notes	4,193	12/10	$525,878,116	$528,514,547	$(2,636,431)

4. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

Below is a table, grouped by derivative type that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at September 30, 2010.

LIABILITY DERIVATIVES[1]
Interest Rate Contracts Risk
Futures contracts[2]	$2,636,431

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the footnotes. Only current day’s variation margin is reported within the receivables and/or payables of the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended September 30, 2010. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Interest Rate Contracts Risk
Futures contracts	$(41,259,257)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Interest Rate Contracts Risk
Futures contracts	$(5,325,625)

During the six months ended September 30, 2010 the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to sell)	$509,436,471

Legg Mason Western Asset Intermediate-Term Municipals Fund 2010 Semi-Annual Report	33

The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and/or a percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s International Swap and Derivatives Association, Inc. master agreements which govern positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

5. Class specific expenses

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service fee with respect to its Class A and C shares calculated at the annual rate of 0.15% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class C shares calculated at the annual rate of 0.60% of the average daily net assets of Class C shares. Distribution fees are accrued daily and paid monthly.

For the six months ended September 30, 2010, class specific expenses were as follows:

	Distribution Fees	Transfer Agent Fees
Class A	$868,725	$214,179
Class C	3,220,713	143,280
Class I	—	40,630
Total	$4,089,438	$398,089

6. Distributions to shareholders by class

	Six Months Ended September 30, 2010	Year Ended March 31, 2010
Net Investment Income:
Class A	$22,651,896	$33,596,046
Class C	14,256,039	16,613,327
Class I	4,572,449	3,357,975
Total	$41,480,384	$53,567,348

7. Shares of beneficial interest

At September 30, 2010, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended September 30, 2010		Year Ended March 31, 2010
	Shares	Amount	Shares	Amount

Class A
Shares sold	67,274,926	$433,841,337	89,841,405	$566,873,387
Shares issued on reinvestment	3,168,438	20,457,354	4,537,030	28,631,700
Shares repurchased	(23,529,576)	(151,699,357)	(35,182,638)	(222,405,950)
Net increase	46,913,788	$302,599,334	59,195,797	$373,099,137

Class C
Shares sold	62,920,389	$406,272,284	89,317,421	$567,003,752
Shares issued on reinvestment	2,034,141	13,148,044	2,343,643	14,836,948
Shares repurchased	(24,945,714)	(161,073,606)	(28,394,726)	(179,651,465)
Net increase	40,008,816	$258,346,722	63,266,338	$402,189,235

34	Legg Mason Western Asset Intermediate-Term Municipals Fund 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended September 30, 2010		Year Ended March 31, 2010
	Shares	Amount	Shares	Amount

Class I
Shares sold	24,228,671	$156,193,161	24,424,935	$154,517,885
Shares issued on reinvestment	603,151	3,898,166	491,631	3,117,199
Shares repurchased	(5,215,957)	(33,639,248)	(3,407,218)	(21,589,664)
Net increase	19,615,865	$126,452,079	21,509,348	$136,045,420

8. Capital loss carryforward

As of March 31, 2010, the Fund had a net capital loss carryforward of approximately $55,841,595, of which $5,555,681 expires in 2011, $2,928,764 expires in 2012, $21,780,086 expires in 2013, $4,311,329 expires in 2014, $283,837 expires in 2015 and $20,981,898 expires in 2018. These amounts will be available to offset any future taxable capital gains.

9. Regulatory matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”), a wholly-owned subsidiary of Legg Mason and the then investment adviser or manager to the Fund, and Citigroup Global Markets Inc. (“CGM”), a former distributor of the Fund, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the Fund (the “Affected Funds”).

The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated there under (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also found that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent

Legg Mason Western Asset Intermediate-Term Municipals Fund 2010 Semi-Annual Report	35

monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, LMPFA does not believe that this matter will have a material adverse effect on the Affected Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

On May 12, 2010, the SEC approved the disbursement of approximately $108.6 million previously paid to the U.S. Treasury, reflecting the disgorgement of Citigroup’s profits, plus interest. On May 26, 2010, these amounts were disbursed to the Affected Funds pursuant to a Plan of Distribution approved by the SEC. The Fund has received $81,229 and $80,161, for Classes A and C, respectively, related to this distribution. All other amounts not previously distributed were retained by the U.S. Treasury.

10. Legal matters

Beginning in May 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM, a former distributor of the Fund, and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against Citigroup Asset Management, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals. The appeal was fully briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 5, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

36	Legg Mason Western Asset Intermediate-Term Municipals Fund 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

11. Other matters

On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset New York Tax Free Money Market Fund (prior to May 31, 2010, the Fund was known as Western Asset / CitiSM New York Tax Free Reserves, and prior to June 1, 2009, as CitiSM New York Tax Free Reserves), a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian filed an appeal in the U.S. Court of Appeals for the Second Circuit. On December 29, 2009, the U.S. Court of Appeals for the Second Circuit reserved judgment after determining that the propriety of the district court’s dismissal depended upon an unsettled question of Massachusetts state law regarding the statute governing derivative proceedings was better addressed by a Massachusetts court and certified the question to the Massachusetts Supreme Judicial Court. On August 23, 2010, the Massachusetts Supreme Judicial Court answered the certified question, concluding that a derivative action must be dismissed under applicable state law following a corporation’s independent determination, made in good faith and after reasonable inquiry, that maintenance of the derivative proceeding is not in the best interests of the corporation, regardless whether the derivative complaint has been filed before or after the corporation’s rejection of the shareholder’s demand. The answer will be conveyed to the U.S. Court of Appeals for the Second Circuit and the parties await a decision of that Court.

Legg Mason Western Asset

Intermediate-Term Municipals Fund

Trustees

Elliott J. Berv

A. Benton Cocanougher

Jane F. Dasher

Mark T. Finn

R. Jay Gerken, CFA Chairman

Rainer Greeven

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Co-transfer agents

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

BNY Mellon Asset Servicing

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Legg Mason Western Asset Intermediate-Term Municipals Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Legg Mason Western Asset Intermediate-Term Municipals Fund

Legg Mason Funds

55 Water Street

New York, NY 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Western Asset Intermediate-Term Municipals Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2010 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Privacy policy

We are committed to keeping nonpublic personal information about you secure and confidential. This notice is intended to help you understand how we fulfill this commitment. From time to time, we may collect a variety of personal information about you, including:

•	Information we receive from you on applications and forms, via the telephone, and through our websites;

•	Information about your transactions with us, our affiliates, or others (such as your purchases, sales, or account balances); and

•	Information we receive from consumer reporting agencies.

We do not disclose nonpublic personal information about our customers or former customers, except to our affiliates (such as broker-dealers or investment advisers within the Legg Mason family of companies) or as is otherwise permitted by applicable law or regulation. For example, we may share this information with others in order to process your transactions or service an account. We may also provide this information to companies that perform marketing services on our behalf, such as printing and mailing, or to other financial institutions with whom we have joint marketing agreements. When we enter into such agreements, we will require these companies to protect the confidentiality of this information and to use it only to perform the services for which we hired them.

With respect to our internal security procedures, we maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information, and we restrict access to this information.

If you decide at some point either to close your account(s) or become an inactive customer, we will continue to adhere to our privacy policies and practices with respect to your nonpublic personal information.

NOT PART OF THE SEMI-ANNUAL REPORT

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

•	Each was purposefully chosen for their commitment to investment excellence.

•	Each is focused on specific investment styles and asset classes.

•	Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	Ranked 11th-largest money manager in the world, according to Pensions & Investments, June 28, 2010 based on 12/31/09 worldwide assets under management.

www.leggmason.com/individualinvestors

©2010 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD0804 11/10 SR10-1220

NOT PART OF THE SEMI-ANNUAL REPORT

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF INCOME SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/S/ R. JAY GERKEN
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Income Trust

Date:	November 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Income Trust

Date:	November 19, 2010

By:	/S/ KAPREL OZSOLAK
(Kaprel Ozsolak)
Chief Financial Officer of
Legg Mason Partners Income Trust

Date:	November 19, 2010